Fair Value of Financial Instruments	12 Months Ended
Jul. 31, 2022
Disclosure Of Fair Value Of Financial Instruments Explanatory [Abstract]
Fair Value of Financial Instruments

33. Fair Value of Financial Instruments

The fair values of the financial instruments as at July 31, 2022 are summarized in the following table:

	Amortized
	cost	FVTPL	Total
Assets	$	$	$
Cash and cash equivalents	83,238	-	83,238
Restricted funds	32,224	-	32,224
Long - term investments	-	504	504
Liabilities	$	$	$
Warrant liability	-	717	717
Convertible debt	38,301	-	38,301
Amended senior secured convertible note	-	223,132	223,132
Other long-term liabilities[1]	-	1,409	1,409

[1] Financial liability designated as FVTPL.

The fair values of the financial instruments as at July 31, 2021 are summarized in the following table:

	Amortized
	cost	FVTPL	Total
Assets	$	$	$
Cash and cash equivalents	67,462	-	67,462
Restricted funds	132,246	-	132,246
Long - term investments	-	2,492	2,492
Liabilities	$	$	$
Warrant liability	-	5,733	5,733
Convertible debt - current	3,406	-	3,406
Convertible debt	33,089	-	33,089
Senior secured convertible note - current	-	367,699	367,699
Senior notes payable - current	50,159	-	50,159
Other long-term liabilities[1]	-	520	520

[1] Financial liability designated as FVTPL.

The carrying values of cash and cash equivalents, restricted funds, cash held in escrow, short term investments, trade and other receivables, lease receivables, accounts payable and accrued liabilities, lease liabilities and term loan approximate their fair values due to their relatively short periods to maturity.